Form N-1A Cover	Sep. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2026
Prospectus Date	Dec. 19, 2025